Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 16, 2012 Interest Rate Swap	Aug. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Nov. 22, 2010 Interest Rate Swap
Derivative [Line Items]
Notional amount of derivatives								$ 200,000
Derivative, fixed interest rate								1.04%
Payments to settle derivative	0	1,135	0	1,100	1,135
Interest Expense	$ 11,869	$ 11,442	$ 18,386			$ 700	$ 6,900